Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 01, 2012
Document And Entity Information
Entity Registrant Name	CLEAN WIND ENERGY TOWER, INC.
Entity Central Index Key	0000095572
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		266,513,251
Document Fiscal Period Focus	T1
Document Fiscal Year Focus	2012